DERIVATIVE LIABILITY WARRANTS (Details - fair value assumption)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Measurement Input, Risk Free Interest Rate [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives, determination of fair value		4.16%
Measurement Input, Risk Free Interest Rate [Member] | Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives, determination of fair value	3.57%	4.10%
Measurement Input, Price Volatility [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives, determination of fair value		114.61%
Measurement Input, Price Volatility [Member] | Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives, determination of fair value	83.50%	82.01%
Measurement Input, Exercise Price [Member] | Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives, determination of fair value	230.00	230.00
Measurement Input, Share Price [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives, determination of fair value		5.50
Measurement Input, Share Price [Member] | Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives, determination of fair value	7.80	5.50